Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2018
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Schedule of fair values of derivative instruments included in our consolidated balance sheets

Fair Value of Derivative Instruments
	Liability Derivatives
	2018		2017
Balance at December 31, 2018	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Derivatives not designated as hedging instruments
Deriviative liability	Convertible debt, net	$344	N/a	$-

The Effect of Derivative Instrument on the Statement of Operations

for the Nine Months Ended December 31, 2018 and 2017

		Amount of Loss Recognized in Statement of Operations
Derivatives not designated as hedging instruments	Location of Loss Recognized in Statement of Operations	2018	2017
2018 Notes Conversion Options
	Change in fair value of derivative liabilities and loss on debt extinguishment	$(27,134)	$-
	Amortization of debt discount & deferred loan costs	(1,042)	-
		$(28,176)	$-

Schedule of fair value of assets and liabilities measured on recurring basis
		Quoted Prices
		in Active	Significant
		Markets for	Other	Significant
		Identical	Observable	Unobservable
		Items	Inputs	Inputs
Balance at December 31, 2018 (in thousands)	Total	(Level 1)	(Level 2)	(Level 3)
Common stock warrant liability	$511	-	-	$511
Derivative liability	344	-	-	344
	$855	-	-	$855

Schedule of reconciliation of common stock warrant liability measured at fair value on recurring basis
		Embedded
	Common Stock	derivative
(in thousands)	warrant liability	liability	Total
Fair value of financial liabilities at December 31, 2017	$76	$-	$76
Common stock warrant liability	6,818	-	6,818
Expiration of common stock warrant liabilities	(48)	-	(48)
Change in the fair value of common stock warrant liabilities, net	(1,940)	-	(1,940)
Adjustment for exercise of common stock warrant liabilities	(4,395)	-	(4,395)
Derivative liability	-	3,195	3,195
Investor Notes		(109)	(109)
Change in the fair value of derivative liabilities and additional amounts earned	-	17,910	17,910
Conversions of 2018 Notes	-	(20,652)	(20,652)
Fair value of financial liabilities at December 31, 2018	$511	$344	$855

2018 Options
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Schedule of assumptions used for fair value measurements
2018 Non-Qualified Stock Options
Grant Date	Vesting Period	Expected Life	Expected Dividend Rate	Risk-free Rate	Market Price Volatility
June 21, 2018	2.78 years	4.2 years	0%	2.70%	148.77%
September 4, 2018	2.82 years	5.7 years	0%	2.78%	147.40%
September 10, 2018	2.81 years	5.7 years	0%	2.83%	146.66%
October 15, 2018	2.96 years	4.3 years	0%	2.96%	149.82%
October 29, 2018	2.92 years	4.3 years	0%	2.87%	150.34%

Common stock warrant liability
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Schedule of assumptions used for fair value measurements
	Exercise Price	Strike Floor	Closing Market Price (average)	Risk-free Rate	Dividend Yield	Market Price Volatility	Remaining Term (years)
Warrant Liability April 09, 2018	$1.12	$0.97	$0.85	2.60%	0.00%	120%	5.00
Warrant Liability June 30, 2018	$0.55	$0.19	$0.57	2.72%	0.00%	115%	4.78
Warrant Liability September 30, 2018	$0.32	$0.19	$0.39	2.93%	0.00%	115%	4.53
Warrant Liability December 31, 2018	$0.32	N/a	$0.52	2.49%	0.00%	120%	4.28

2018 Notes | Derivative liability
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Schedule of assumptions used for fair value measurements
	Conversion Price	Closing Market Price (average)	Risk-free Rate	Dividend Yield	Market Price Volatility	Remaining Term (years)	Debt Yield	Soft Call Threshold	First Redemption Period	Second Redemption Period
Derivative Liability April 09, 2018	$1.26	$0.85	2.08%	0.00%	110%	1.00	60%	$2.52	20%	25%
Derivative Liability June 30, 2018	$0.55	$0.57	2.23%	0.00%	130%	0.78	60%	$2.52	20%	25%
Derivative Liability September 30, 2018	$0.31	$0.39	2.36%	0.00%	125%	0.53	60%	$2.52	20%	25%
Derivative Liability December 31, 2018	$0.31	$0.52	2.45%	0.00%	90%	0.28	60%	$2.52	20%	25%